Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Inventories
Inventories

4)    Inventories

Inventory is comprised of the following:

	September 30, 2024	December 31, 2023
Raw Materials	$1,257,152	$1,430,139
Finished goods	148,499	180,252
Total inventory	$1,405,651	$1,610,391

Finished goods are net of valuation reserves of $260,356 and $295,411 as of September 30, 2024, and December 31, 2023, respectively.

4)    Inventories, net

Inventory is comprised of the following:

	December 31, 2023	December 31, 2022
Raw materials	$1,430,139	$1,574,683
Finished goods	180,252	240,430
Total inventory	$1,610,391	$1,815,113

Finished goods are net of valuation reserves of $295,411 and $364,300 as of December 31, 2023, and 2022, respectively. Raw materials are net of valuation reserves of $0 and $2,872,977 as of December 31, 2023, and 2022, respectively, which is related to bulk inventory.